Revenue from Contracts with Customers (Details) - Schedule of Revenues - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted bitumen sales [Member]
Schedule of Revenues [Line Items]
Revenues	$ 652,812	$ 890,400	$ 212,225
Bitumen Sales [Member]
Schedule of Revenues [Line Items]
Revenues	23,158	108,449	58,449
Oil [Member]
Schedule of Revenues [Line Items]
Revenues	$ 675,970	$ 998,849	$ 270,674